iShares®

iShares, Inc.

iShares Trust

Supplement dated June 25, 2015

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Financials Bond ETF (MONY),

iShares Industrials Bond ETF (ENGN),

iShares MSCI Emerging Markets Eastern Europe ETF (ESR),

iShares MSCI Hong Kong Small-Cap ETF (EWHS),

iShares MSCI Singapore Small-Cap ETF (EWSS) and

iShares Utilities Bond ETF (AMPS)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On June 25, 2015, the Board of Directors of iShares, Inc. and Board of Trustees of iShares Trust unanimously voted to close and liquidate the Funds. After the close of business on August 21, 2015, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2015. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about August 28, 2015.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to August 24, 2015, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 21, 2015 and August 28, 2015, because shares will not be traded on NYSE Arca, Inc. (“NYSE Arca”), we cannot assure you that there will be a market for your shares.

Shareholders may sell their holdings of a Fund on NYSE Arca until the market close on August 21, 2015, and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of August 28, 2015, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-FC1-062515

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

iShares Trust

Supplement dated June 25, 2015

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Asia Developed Real Estate ETF (IFAS),

iShares FTSE China ETF (FCHI),

iShares MSCI All Country Asia ex Japan Small-Cap ETF (AXJS),

iShares MSCI All Country Asia Information Technology ETF (AAIT),

iShares MSCI Emerging Markets Consumer Discretionary ETF (EMDI),

iShares MSCI Emerging Markets EMEA ETF (EEME),

iShares MSCI Emerging Markets Energy Capped ETF (EMEY),

iShares MSCI Emerging Markets Growth ETF (EGRW),

iShares MSCI Emerging Markets Value ETF (EVAL) and

iShares North America Real Estate ETF (IFNA)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On June 25, 2015, the Board of Directors of iShares, Inc. and Board of Trustees of iShares Trust unanimously voted to close and liquidate the Funds. After the close of business on August 21, 2015, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2015. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about August 28, 2015.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to August 24, 2015, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 21, 2015 and August 28, 2015, because shares will not be traded on The NASDAQ Stock Market (“NASDAQ”), we cannot assure you that there will be a market for your shares.

Shareholders may sell their holdings of a Fund on NASDAQ until the market close on August 21, 2015, and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of August 28, 2015, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-FC2-062515

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE